Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Summary of cash and cash equivalents

	2023	2022	2021
	$m	$m	$m
Cash at bank and in hand	1,325	1,411	1,461
Short-term deposits	4,515	4,755	4,868
Cash and cash equivalents	5,840	6,166	6,329
Unsecured bank overdrafts	(203)	(183)	(291)
Cash and cash equivalents in the cash flow statement	5,637	5,983	6,038

Summary of non-cash and other movements within operating activities

	2023	2022	2021
	$m	$m	$m
Share-based payments charge for the period	579	619	615
Settlement of share plan awards	(650)	(592)	(570)
Pension contributions	(188)	(205)	(174)
Pension charges recorded in operating profit	55	101	136
Long-term provision charges recorded in operating profit	460	87	270
(Gain)/loss on disposal of tangible assets	(41)	(112)	4
Update to the contractual relationships for Beyfortus (nirsevimab)	(729)	–	–
Foreign exchange and other[1]	128	(590)	(186)
Total operating activities non-cash and other movements	(386)	(692)	95

1	Foreign exchange and other includes, among other items, the foreign exchange of inter-company transactions, including dividends, across Group entities and the related impact from hedging those transactions.